RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

21.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
Chengjia (Shanghai) Apartment Management Co., Ltd. (“Cjia”)	Apartment Management Group	Equity method investee of the Group
Shanghai CREATER Industrial Co., Ltd. (“CREATER”)	Staged office space company	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties were mainly comprised of shareholder loans to Sheen Star, Cjia and CREATER, which are short-term in nature and payable on demand, and receivable for service fee from Accor, service fee and room charges withheld by Ctrip.

	As of December 31,
	2016	2017
Sheen Star	37,060	39,172
Accor	4,052	2,040
Cjia	50,365	15,460
Ctrip	3,203	31,754
CREATER	—	26,979
Others	3,773	3,132

Total	98,453	118,537

Amounts due to related parties were mainly comprised of payables for brand use fee, reservation fee and other service fee from Ctrip and Accor, which are short-term in nature and payable on demand.

	As of December 31,
	2016	2017
Ctrip	3,291	28,651
Accor	6,019	6,684
Others	1,748	1,555

Total	11,058	36,890

(b) Related party transactions

During the years ended December 31, 2015, 2016 and 2017, significant related party transactions were as follows:

	Years Ended December 31,
	2015	2016	2017
Commission expenses to Ctrip	17,740	44,119	76,792
Brand use fee, reservation fee and other related service fee to Accor	—	6,019	10,786
Marketing and training fee from Ctrip	—	12,667	23,659
Service fee from Accor	—	4,052	7,729
Goods sold and service provided to Cjia	—	353	8,486
Interest income from Sheen Star	—	2,060	—
Loan payment to Sheen Star	—	35,000	—
Loan payment to Cjia	—	—	84,950
Loan payment to CREATER	—	—	26,979

In 2016, the Group sold its subsidiary Chengjia Hotel Management Co., Ltd. to Cjia for consideration of RMB10,000.